Goodwill and Intangible Assets - Changes to the Net Book Value of Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 324.2	$ 324.2
Intangible assets, beginning balance	706.2	706.2	$ 428.0
Additions		1.9	5.0
Acquisitions through business combinations		0.5	299.4
Amortization		(40.1)	(25.5)	$ (25.6)
Foreign exchange and other		(0.2)	(0.7)
Goodwill at end of period		321.8	324.2
Intangible assets, ending balance		668.3	706.2	428.0
PCI
Changes in intangible assets and goodwill [abstract]
Acquisitions through business combinations	(2.2)
PCI | Customer Intangible Assets
Changes in intangible assets and goodwill [abstract]
Changes to preliminary purchase price allocation	2.7
Goodwill
Changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	324.2	324.2	198.6
Acquisitions through business combinations		(2.2)
Acquisitions through business combinations			126.0
Foreign exchange and other		(0.2)	(0.4)
Goodwill at end of period		321.8	324.2	198.6
Other intangible assets
Changes in intangible assets and goodwill [abstract]
Intangible assets, beginning balance	371.5	371.5	220.6
Additions		0.0	0.0
Acquisitions through business combinations		2.7	173.4
Amortization		(37.0)	(22.5)
Foreign exchange and other		0.0	0.0
Intangible assets, ending balance		337.2	371.5	220.6
Computer software assets
Changes in intangible assets and goodwill [abstract]
Intangible assets, beginning balance	$ 10.5	10.5	8.8
Additions		1.9	5.0
Acquisitions through business combinations		0.0	0.0
Amortization		(3.1)	(3.0)
Foreign exchange and other		0.0	(0.3)
Intangible assets, ending balance		$ 9.3	$ 10.5	$ 8.8